                  As filed pursuant to Rule 497 under the Securities Act of 1940
                                                       Registration No. 33-47473


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                           VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)

                      SUPPLEMENT TO THE POLARIS PROSPECTUS
                               DATED MAY 1, 2000
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--------------------------------------------------------------------------------

Effective July 5, 2000, the name of the Utility Portfolio managed by Federated Investment Counseling was changed to the Telecom Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies. All references in the Prospectus and the Statement of Additional Information to the Utility Portfolio shall be changed to the Telecom Utility Portfolio.

Effective July 5, 2000, four new Funds are available for investment in connection with the Polaris Variable Annuity contracts. All references in the Prospectus and the Statement of Additional Information to the number of investment options available under the contract shall read 38, 31 Variable Portfolios and 7 fixed Account Options.

The following new Variable Portfolios will be available as of July 5, 2000:

----------------------------------------------------------------------------------------------------------
                     FUND NAME                                            FUND MANAGER
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Research Portfolio                       Goldman Sachs Asset Management
  Blue Chip Growth Portfolio                             SunAmerica Asset Management Corp.
  Growth Opportunities Portfolio                         SunAmerica Asset Management Corp.
  Technology Portfolio                                   Morgan Stanley Asset Management Inc.
----------------------------------------------------------------------------------------------------------

Page 3 of the Profile under the heading "Expenses" is supplemented as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                       EXAMPLES:
                                                                                         TOTAL           TOTAL
                                       TOTAL ANNUAL    TOTAL ANNUAL      TOTAL         EXPENSES AT     EXPENSES AT
                                       INSURANCE       INVESTMENT        ANNUAL          END OF          END OF
  SUNAMERICA SERIES TRUST PORTFOLIO     CHARGES         CHARGES         CHARGES          1 YEAR         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research+                1.52%           1.35%           2.87%            $30             $324
  Blue Chip Growth+                      1.52%            .85%           2.37%            $25             $276
  Growth Opportunities+                  1.52%           1.00%           2.52%            $26             $291
  Technology+                            1.52%           1.55%           3.07%            $32             $343
--------------------------------------------------------------------------------------------------------------------

+ This portfolio was not available for sale during the fiscal year ended January
  31, 2000. The data presented is based on estimated amounts for the current fiscal year.

The following supplements the performance data under the heading entitled "Performance" on page 4 of the Profile:

------------------------------------------------------------------------------------------------------------------------
  SUNAMERICA SERIES TRUST PORTFOLIO      1999          1998          1997          1996          1995          1994
------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research*                 N/A           N/A           N/A           N/A           N/A           N/A
  Blue Chip Growth*                       N/A           N/A           N/A           N/A           N/A           N/A
  Growth Opportunities*                   N/A           N/A           N/A           N/A           N/A           N/A
  Technology*                             N/A           N/A           N/A           N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------

* Not available for sale until July 5, 2000.

The following amends the information under the heading entitled "PORTFOLIO EXPENSES" on page 4 of the Prospectus:
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                            SUNAMERICA SERIES TRUST
 (AN ESTIMATE OF PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER
                                  OF EXPENSES)

----------------------------------------------------------------------------------------------------------------
                                           MANAGEMENT                 OTHER
              PORTFOLIO                       FEE                    EXPENSES              TOTAL ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research+                          1.20%                     .15%                    1.35%
  Blue Chip Growth+                                 .70%                     .15%                     .85%
  Growth Opportunities+                             .75%                     .25%                    1.00%
  Technology+                                      1.20%                     .35%                    1.55%
----------------------------------------------------------------------------------------------------------------

The following information amends the "EXAMPLES" on page 5 of the Prospectus:

--------------------------------------------------------------------------------------------------------------------
              PORTFOLIO                    1 YEAR             3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research+                (a) 100             (a) 141             (a) 184             (a) 324
                                         (b)  30             (b)  91             (b) 154             (b) 324
  Blue Chip Growth+                      (a)  95             (a) 126             (a) 159             (a) 276
                                         (b)  25             (b)  76             (b) 129             (b) 276
  Growth Opportunities+                  (a)  96             (a) 130             (a) 167             (a) 291
                                         (b)  26             (b)  80             (b) 137             (b) 291
  Technology+                            (a) 102             (a) 146             (a) 194             (a) 343
                                         (b)  32             (b)  96             (b) 164             (b) 343
--------------------------------------------------------------------------------------------------------------------

+ This portfolio was not available for sale during the fiscal year ended January
  31, 2000. The data presented is based on estimated amounts for the current fiscal year.

The following information amends the financial information under the heading entitled "APPENDIX A - CONDENSED FINANCIAL INFORMATION" on page A-2 of the
Prospectus:

-------------------------------------------------------------------------------------------------------------------------
                                 FISCAL        FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                  YEAR          YEAR         YEAR         YEAR         YEAR         YEAR       11/30/99 -
           PORTFOLIO             11/30/94     11/30/95     11/30/96     11/20/97     11/30/98     11/30/99     12/31/99
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research*
  Beginning AUV
  Ending AUV
  Ending Number of AUs              N/A          N/A          N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth*
  Beginning AUV
  Ending AUV
  Ending Number of AUs              N/A          N/A          N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------
Growth Opportunities*
  Beginning AUV
  Ending AUV
  Ending Number of AUs              N/A          N/A          N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------
Technology*
  Beginning AUV
  Ending AUV
  Ending Number of AUs              N/A          N/A          N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------

* Not available for sale until July 5, 2000.

Date: July 5, 2000

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

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